Financial Risk management - Exposure to foreign exchange risk - Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	€ 102,972	€ 120,417	€ 39,545
Exposure to foreign exchange risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	€ 86,553	€ 105,687	€ 35,840
Cash and cash equivalents | Exposure to foreign exchange risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	41,276
Impact of a 5% change in fair value	(1,966)
Short-term deposit accounts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	8,829
Short-term deposit accounts | Exposure to foreign exchange risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of financial assets	8,829
Impact of a 5% change in fair value	€ (420)